Segment Information	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
The Group’s chief operating decision maker (“CODM”) is the Executive Committee, which periodically reviews financial information at the business line level. Each of the business lines in which the Group operates are considered operating segments.
The Group has aggregated operating segments into the following reporting segments by taking into account the manner in which management makes operating decisions and assesses operating performance:
1.Specialty Long-tail (comprising business lines with underwriting risks assumed in form of liability insurance and of a long-term nature with respect to related claims).
2.Specialty Short-tail (comprising business lines with underwriting risks assumed in the form of property and specialty line insurance and of short-term nature with respect to related claims).
3.Reinsurance which covers the assumed reinsurance treaty business lines.
Segment performance is evaluated based on net underwriting results and is measured consistently with the overall net underwriting results in the consolidated financial statements.
The Group also has general and administrative expenses, investment income, net realized gain (loss) on investments, net unrealized gain (loss) on investments, change in allowance for expected credit losses on investments, net foreign exchange gain (loss), change in allowance for expected credit losses on receivables, other expenses/revenues, change in fair value of derivative financial liabilities and income tax expense. These financial items are presented under “Corporate and Other” in the tables below as the Group does not allocate them to individual reporting segments. The Group does not allocate assets to individual reporting segments as the segmentation of assets and liabilities is not undertaken for any of the board, CODM and management analysis. In view of this, the Group does not disclose asset information by segment.
The following tables summarizes the Group’s underwriting income or loss by segment, together with a reconciliation of underwriting income or loss to net income for the year.
a)Segment disclosure for the Group’s consolidated operations is as follows:

	Year Ended December 31, 2024
(Expressed in thousands of U.S. Dollars)	Specialty Long-tail	Specialty Short-tail	Reinsurance	Sub Total	Corporate and Other	Total

Underwriting revenues
Gross written premiums	$204,428	$412,335	$83,383	$700,146	-	$700,146
Ceded written premiums	(68,183)	(140,930)	(1,484)	(210,597)	-	(210,597)
Net written premiums	136,245	271,405	81,899	489,549	-	489,549
Net change in unearned premiums	10,051	(15,388)	(1,082)	(6,419)	-	(6,419)
Net premiums earned	146,296	256,017	80,817	483,130	-	483,130

Underwriting deductions
Net policy acquisition expenses	(28,073)	(40,488)	(10,974)	(79,535)	-	(79,535)
Net loss and loss adjustment expenses	(78,741)	(103,249)	(34,122)	(216,112)	-	(216,112)
Underwriting income	39,482	112,280	35,721	187,483	-	187,483

General and administrative expenses	-	-	-	-	(90,362)	(90,362)
Investment income	-	-	-	-	51,883	51,883
Net realized gain on investments	-	-	-	-	589	589
Net unrealized gain on investments	-	-	-	-	1,390	1,390
Change in allowance for expected credit losses on investments	-	-	-	-	29	29
Change in allowance for expected credit losses on receivables	-	-	-	-	(1,482)	(1,482)
Other revenues	-	-	-	-	1,988	1,988
Other expenses	-	-	-	-	(6,169)	(6,169)
Change in fair value of derivative financial liabilities	-	-	-	-	(4,928)	(4,928)
Net foreign exchange loss	-	-	-	-	(8,130)	(8,130)
Income (loss) before tax	39,482	112,280	35,721	187,483	(55,192)	132,291
Income tax benefit	-	-	-	-	2,860	2,860
Net income	$39,482	$112,280	$35,721	$187,483	$(52,332)	$135,151

	Year Ended December 31, 2023
(Expressed in thousands of U.S. Dollars)	Specialty Long-tail	Specialty Short-tail	Reinsurance	Sub Total	Corporate and Other	Total

Underwriting revenues
Gross written premiums	$226,862	$400,682	$61,134	$688,678	-	$688,678
Ceded written premiums	(73,900)	(117,565)	-	(191,465)	-	(191,465)
Net written premiums	152,962	283,117	61,134	497,213	-	497,213
Net change in unearned premiums	4,760	(46,925)	(7,896)	(50,061)	-	(50,061)
Net premiums earned	157,722	236,192	53,238	447,152	-	447,152

Underwriting deductions
Net policy acquisition expenses	(31,160)	(35,997)	(7,819)	(74,976)	-	(74,976)
Net loss and loss adjustment expenses	(69,250)	(93,085)	(26,752)	(189,087)	-	(189,087)
Underwriting income	57,312	107,110	18,667	183,089	-	183,089

General and administrative expenses	-	-	-	-	(78,927)	(78,927)
Investment income	-	-	-	-	40,460	40,460
Net realized gain on investments	-	-	-	-	6,723	6,723
Net unrealized gain on investments	-	-	-	-	2,684	2,684
Change in allowance for expected credit losses on investments	-	-	-	-	368	368
Change in allowance for expected credit losses on receivables	-	-	-	-	(2,452)	(2,452)
Other revenues	-	-	-	-	1,862	1,862
Other expenses	-	-	-	-	(5,594)	(5,594)
Change in fair value of derivative financial liabilities	-	-	-	-	(27,289)	(27,289)
Net foreign exchange gain	-	-	-	-	5,124	5,124
Income (loss) before tax	57,312	107,110	18,667	183,089	(57,041)	126,048
Income tax expense	-	-	-	-	(7,854)	(7,854)
Net income	$57,312	$107,110	$18,667	$183,089	$(64,895)	$118,194

	Year Ended December 31, 2022
(Expressed in thousands of U.S. Dollars)	Specialty Long-tail	Specialty Short-tail	Reinsurance	Sub Total	Corporate and Other	Total

Underwriting revenues
Gross written premiums	$233,046	$317,412	$31,525	$581,983	-	$581,983
Ceded written premiums	(65,555)	(123,603)	-	(189,158)	-	(189,158)
Net written premiums	167,491	193,809	31,525	392,825	-	392,825
Net change in unearned premiums	(125)	(15,096)	(1,213)	(16,434)	-	(16,434)
Net premiums earned	167,366	178,713	30,312	376,391	-	376,391

Underwriting deductions
Net policy acquisition expenses	(33,066)	(31,525)	(5,608)	(70,199)	-	(70,199)
Net loss and loss adjustment expenses	(50,530)	(89,942)	(17,090)	(157,562)	-	(157,562)
Underwriting income	83,770	57,246	7,614	148,630	-	148,630

General and administrative expenses	-	-	-	-	(67,243)	(67,243)
Investment income	-	-	-	-	20,947	20,947
Net realized loss on investments	-	-	-	-	(687)	(687)
Net unrealized loss on investments	-	-	-	-	(5,512)	(5,512)
Change in allowance for expected credit losses on investments	-	-	-	-	(361)	(361)
Change in allowance for expected credit losses on receivables	-	-	-	-	(3,238)	(3,238)
Other revenues	-	-	-	-	2,442	2,442
Other expenses	-	-	-	-	(3,961)	(3,961)
Change in fair value of derivative financial liabilities	-	-	-	-	4,603	4,603
Net foreign exchange loss	-	-	-	-	(3,454)	(3,454)
Income (loss) before tax	83,770	57,246	7,614	148,630	(56,464)	92,166
Income tax expense	-	-	-	-	(2,932)	(2,932)
Net income	$83,770	$57,246	$7,614	$148,630	$(59,396)	$89,234
The table below presents long-lived assets by geographic location:

(Expressed in thousands of U.S. Dollars)	December 31 2024	December 31 2023

Middle East	$20,902	$21,346
Africa	406	96
UK	5,519	1,839
Asia	8	17
Europe	626	458
North America	275	266
	$27,736	$24,022
Long-lived assets for this purpose consist of property and equipment.
The following summary presents the Group’s gross written premiums based on the location of the insured risk for the years ended December 31, 2024, 2023 and 2022

(Expressed in thousands of U.S. Dollars)	2024	2023	2022

Africa	$31,555	$33,312	$32,700
Asia	78,373	71,685	54,697
Australasia	19,304	20,286	19,478
Caribbean Islands	27,610	27,904	30,446
Central America	24,900	26,740	25,338
Europe	86,737	83,614	51,746
Middle East	69,861	62,708	58,906
North America	118,145	89,610	61,661
South America	19,389	21,671	20,706
UK	170,878	195,504	190,019
Worldwide	53,394	55,644	36,286
Total	$700,146	$688,678	$581,983